Registration No. 33-40603

811-6310

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 31	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 33	☒

GREENWICH STREET SERIES FUND

(Exact name of Registrant as specified in Charter)

125 Broad Street, New York, New York 10004

(Address of Principal Executive Offices) (Zip Code)

(203) 890-7026

Registrant’s Telephone Number, including area code

Robert I. Frenkel, 300 First Stamford Place, Stamford, Connecticut 06902

Copy to:

Burton M. Leibert, Esq.

Willkie Farr & Gallagher

787 Seventh Avenue

New York, New York 10019-6099

(Name and Address of Agent for Service)

Continuous

(Approximate Date of Proposed Public Offering)

It is proposed that this filing becomes effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph b of Rule 485

☒	on April 30, 2005 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date), 2004 pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

PART A

Combined Prospectuses: Fixed Income Funds: Diversified Strategic Income Portfolio, Intermediate High Grade Portfolio, Salomon Brothers Variable Money Market fund; Equity Funds: Salomon Brothers Variable Emerging Growth Fund Class I and Class II Shares, Appreciation Portfolio, Capital and Income Portfolio—Class II Shares, Equity Index Portfolio—Class I and Class II Shares, Salomon Brothers Variable Growth & Income Fund Class I and Class II Shares, Salomon Brothers Variable All Cap Value Fund Class I and Class II Shares, Fundamental Value Portfolio is incorporated by reference to post-effective amendment No. 30 filed on 2005 (Accession No. 0001193125-05-015442).

PART B

Combined Statements of Additional Information: Fixed Income Funds: Diversified Strategic Income Portfolio, Intermediate High Grade Portfolio, Salomon Brothers Variable Money Market fund; Equity Funds: Salomon Brothers Variable Emerging Growth Fund Class I and Class II Shares, Appreciation Portfolio, Capital and Income Portfolio—Class II Shares, Equity Index Portfolio—Class I and Class II Shares, Salomon Brothers Variable Growth & Income Fund Class I and Class II Shares, Salomon Brothers Variable All Cap Value Fund Class I and Class II Shares, Fundamental Value Portfolio is incorporated by reference to post-effective amendment No. 30 filed on 2005 (Accession No. 0001193125-05-015442).

PART C

OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

Numerous other versions of the Prospectuses will be created from this Registration Statement. The distribution system for each version of the Prospectus is different. These Prospectuses will be filed pursuant to Rule 497.

GREENWICH STREET SERIES FUND

PART C—OTHER INFORMATION

Item 22.        Exhibits

(b)	(1)	Registrant’s by-laws are incorporated by reference to the Registration Statement.

(b)	(2)	Registrant’s amended and restated By-Laws is incorporated by reference to Post-Effective Amendment No. 26.

(c)		Specimen certificates for shares of beneficial interest in the Money Market Portfolio, Intermediate High Grade Portfolio, Diversified Strategic Income Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth and Income Portfolio and Appreciation Portfolio is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement as filed with the SEC on July 10, 1991 (“Pre-Effective Amendment No. 1”).

(d)	(1)	Investment Advisory Agreements dated July 30, 1993 between the Registrant and Greenwich Street Advisors relating to Saloman Brothers Variable Money Market (formerly Money Market Portfolio), Intermediate High Grade, Diversified Strategic Income Portfolio, and Saloman Brothers Variable Growth & Income Fund (formerly Growth and Income Portfolios) and between the Registrant and Smith Barney Shearson Asset Management relating to Appreciation Portfolio dated July 30, 1993, are incorporated by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement as filed with the SEC on October 22, 1993 (“Post Effective Amendment No. 4”).

	(2)	Investment Advisory Agreement with Smith Barney Shearson Asset Management relating to Fundamental Value Portfolio (formerly, Total Return Portfolio), dated November 23, 1993, is incorporated by reference to Post-Effective Amendment No. 6.

	(3)	Investment Advisory Agreement with Smith, Barney Advisers, Inc. relating to Saloman Brothers Variable International Equity Fund (formerly, International Equity Portfolio), dated November 23, 1993, is incorporated by reference to Post-Effective Amendment No. 6.

	(4)	Form of Investment Advisory Agreement with Greenwich Street Advisors relating to Diversified Strategic Income Portfolio dated March 21, 1994 is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement as filed with the SEC on May 1, 1994 (“Post-Effective Amendment No. 9”).

	(5)	Form of Sub-Investment Advisory Agreement with Smith Barney Global Capital Management Inc. relating to Diversified Strategic Income Portfolio dated March 21, 1994 is incorporated by reference to Post-Effective Amendment No. 9.

	(6)	Investment Advisory Agreement between the Registrant and Smith Barney Fund Management LLC (“SBFM”) (formerly, SSB Citi Fund Management LLC) relating to Saloman Brothers Variable Aggressive Growth Fund (formerly, Emerging Growth Portfolio) is incorporated by reference to Post-Effective Amendment No. 19.

	(7)	Assignment and Assumption of Contract between SBFM and Salomon Brothers Asset Management Inc (“SBAM”) dated November 17, 2001 is incorporated by reference to Post-Effective Amendment No. 21.

	(8)	Investment Advisory Agreement between the Registrant and SBAM relating to Salomon Brothers Variable All Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 21.

	(9)	Investment Advisory Agreement dated June 24, 2002 between the Registrant and The Travelers Investment Management Company (“TIMCO”) relating to Equity Index Portfolio, is incorporated by reference to Post-Effective Amendment No. 24.

	(10)	Form of Assignment and Assumption of Contract between SBFM and SBAM dated July 26, 2002 is incorporated by reference to Post-Effective Amendment No. 24.

	(11)	Form of Assignment and Assumption of Contract between Smith Barney Global Capital Management Inc. and Citigroup Asset Management Ltd. (“CAM Ltd”) incorporated by reference to Post-Effective Amendment No. 26.

(e)	(1)	Distribution Agreement between Registrant and Citigroup Global Markets Inc (“CGM”) dated June 5, 2000 is incorporated by reference to Post-Effective Amendment No. 19.

	(2)	Distribution Agreement between Registrant and PFS Distributors Inc. dated June 5, 2000 is incorporated by reference to Post-Effective Amendment No. 20 as filed with the SEC on April 27, 2001 (“Post-Effective Amendment No. 20”).

(f)		Not Applicable.

(g)	(1)	Form of Custody Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement as filed with the SEC on April 25, 2002 (“Post-Effective Amendment No. 23”).

(h)	(1)	Administration Agreements dated June 4, 1994 with SBFM relating to Money Market, Intermediate High Grade, Diversified Strategic Income Portfolio, Equity Index Portfolio, Growth and Income Fund, Appreciation, and Saloman Brothers International Equity Fund are incorporated by reference to Post-Effective Amendment No. 10.

	(2)	Form of Transfer Agency Agreement between the Registrant and Citicorp Trust Bank, fsb (“CTB”) is incorporated by reference to Post-Effective Amendment No. 20 as filed with the SEC on April 27, 2001 (“Post-Effective Amendment No. 20”).

	(3)	Form of Sub-Transfer Agency Agreement between the Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 20 as filed with the SEC on April 27, 2001 (“Post-Effective Amendment No. 20”).

(i)		Not applicable.

(j)		Not applicable.

(k)		Not Applicable.

(l)		Purchase Agreement is incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement filed with the SEC on October 15, 1991.

(m)	(1)	Amended and Restated Distribution Plan, Equity Index Portfolio is incorporated by reference to Post-Effective Amendment No. 27.

(m)	(2)	Amended and Restated Distribution Plan, Salomon Brothers Variable All Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 27.

(m)	(3)	Amended and Restated Distribution Plan, Salomon Brothers Variable Aggressive Growth Fund is incorporated by reference to Post-Effective Amendment No. 27.

(m)	(4)	Amended and Restated Distribution Plan, Salomon Brothers Variable Growth and Income Fund is incorporated by reference to Post—Effective Amendment No. 27.

(m)	(5)	Amended and Restated Distribution Plan, Salomon Brothers Variable International Equity Fund is incorporated by reference to Post—Effective Amendment No. 27.

(n)	(1)	Form of Amended and Restated Rule 18f-3 Plan is incorporated by reference to Post-Effective Amendment No. 24.

(p)	(1)	Code of Ethics—North America

(p)	(2)	Code Of Ethics—London is incorporated by reference to Post-Effective Amendment No. 18 filed on April 25, 2000.

(p)	(3)	Code of Ethics ( CGM) is incorporated by reference to Post-Effective Amendment No. 25.

Item 23.		Persons Controlled by or under Common Control with Registrant

		None

Item 24.		Indemnification

		The response to this item is incorporated by reference to Pre-Effective Amendment No. 3

Item 25.		Business and Other Connections of Investment Adviser

(a)		Investment Adviser—SBFM. SBFM was incorporated in 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. SBFM is an indirect wholly owned subsidiary of Citigroup Inc. (“Citigroup”). SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the “1940 Act”). The list required by this Item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SBFM pursuant to the Investment Advisers Act of 1940 Act (the “Advisers Act”) (SEC File No. 801-8314).

(b)

Sub-adviser — CAM Ltd

CAM Ltd is incorporated as a private limited liability company under the laws of England and Wales. CAM Ltd is a wholly owned subsidiary of Citigroup Global Markets Holdings Company Inc, which in turn is a wholly owned subsidiary of Citigroup. CAM Ltd is registered as an investment adviser under the Advisers Act.

The list required by this Item 25 of officers and directors of CAM Ltd together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to FORM ADV filed by CAM Ltd pursuant to the Advisers Act (SEC File No. 801-57655).

(c).

Investment Adviser—TIMCO

TIMCO, is located at 100 First Stamford Place, Stamford, Connecticut 06902, and has been in the investment counseling business since 1976. TIMCO is a wholly owned subsidiary of Citigroup. The list required by this Item 26 of officers and directors of TIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by TIMCO pursuant to Advisers Act (SEC File No. 801-07212).

(d).

Investment Adviser—SBAM

SBAM was incorporated in 1987 under the laws of the State of Delaware SBAM is a wholly owned subsidiary of Citigroup. SBAM is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of SBAM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SBAM pursuant to the Advisers Act (SEC File No. 801-32046).

Item 26. Principal Underwriters

(a) CGM, the Registrant’s distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

PFS Distributors, Inc. (“PFS Distributors”), a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc.

(b) The information required by this Item 26 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352)

(c) Not applicable.

Item 27. Location of Accounts and Records

(1)	Smith Barney Fund Management LLC 399 Park Avenue New York, New York 10022 (Records relating to its function as Investment Adviser and Administrator)

(2)	Citigroup Asset Management Limited Citigroup Centre Canada Square Canary Wharf London, E145LB United Kingdom (Records relating to its function as Sub-Investment Adviser)

(3)	The Travelers Investment Management Company 100 First Stamford Place Stamford, CT 069902 (Records relating to its function as Investment Adviser)

(4)	Salomon Brothers Asset Management Inc 399 Park Avenue New York, New York 10022 (Records relating to its function as Investment Adviser)

(5)	Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013 (Records relating to its function as Distributor)

(6)	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110 (Records relating to its function as Custodian)

(7)	Citicorp Trust Bank, fsb 125 Broad Street New York, New York 10004 (Records relating to its function as Transfer Agent and Dividend Paying Agent)

(8)	PFPC Inc. 440 Computer Drive Westborough, Massachusetts 01581 (Records relating to its function as Sub-Transfer Agent )

Item 28. Management Services

There are no management related services contracts not discussed on Part A or Part B.

Item 29. Undertakings

None

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below, hereby makes, constitutes and appoints R. Jay Gerken, Andrew B. Shoup, James Giallanza, Robert I. Frenkel, Thomas C. Mandia and Michael Kocur, and each and any one of them, his or her true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as a Director or Trustee of the Greenwich Street Series Fund, Smith Barney Appreciation Fund Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Investment Trust, Smith Barney Massachusetts Municipals Fund, Smith Barney Oregon Municipals Fund and Smith Barney Sector Series Inc., all documents, certificates, instruments, statements, filings and agreements (“documents”) to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement, and any other documents relating or ancillary thereto, including but not limited to, all documents relating to filings with the United States Securities and Exchange Commission (the “SEC”) pursuant to the Securities Act of 1933, as amended, the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended (collectively, the “Acts”), and the rules and regulations promulgated thereunder, including any registration statements (including pre-effective and post-effective amendments thereto) on Form N-1A, Form N-2 or N-14 required to be filed with the SEC pursuant to the Acts.

All past acts of the attorney-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

This power of attorney shall be valid for the date hereof until revoked by me.

IN WITNESS WHEREOF, I have executed this instrument as of the 1st day of November, 2004.

/s/ Dwight B. Crane	/s/ Burt N. Dorsett
Dwight B. Crane	Burt N. Dorsett

/s/ Elliot S. Jaffe	/s/ Stephen E. Kaufman
Elliot S. Jaffe	Stephen E. Kaufman

/s/ Cornelius C. Rose, Jr.
Cornelius C. Rose, Jr.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GREENWICH STREET SERIES FUND, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State & New York on the 11th day of April, 2005.

GREENWICH STREET SERIES FUND

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman of the Board, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and as of the dates indicated.

Signature	Title	Date

/s/ R. Jay Gerken	Chairman of the Board,	April 11, 2005
R. Jay Gerken	President and Chief Executive Officer

/s/ Kaprel Ozsolak	Treasurer, Chief Financial	April 11, 2005
Kaprel Ozsolak	and Accounting Officer

/s/ Dwight B. Crane*	Trustee	April 11, 2005
Dwight B. Crane

/s/ Burt N. Dorsett*	Trustee	April 11, 2005
Burt N. Dorsett

/s/ Elliot S. Jaffe*	Trustee	April 11, 2005
Elliot S. Jaffe

/s/ Stephen E. Kaufman*	Trustee	April 11, 2005
Stephen E. Kaufman

/s/ Cornelius C. Rose, Jr.*	Trustee	April 11, 2005
Cornelius C. Rose, Jr.

*	Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 1, 2004.

EXHIBIT INDEX

Exhibit No.	Exhibit